Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	¥ 100,631
2021	84,220
2022	64,747
2023	49,941
2024	¥ 34,907